INCOME TAXES - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory rate	25.00%	25.00%	25.00%	25.00%
Loss before income taxes	¥ (57,733)	$ (8,944)	¥ (56,112)	¥ (56,112)
Income tax benefit computed at the statutory income tax rate at 25%	14,433	2,236		14,028
Non-deductible expenses	(69)	(11)		(848)
International rate differences	(9,387)	(1,454)		(6,818)
Preferential tax rate differences	(353)	(55)		171
Change in valuation allowance	(4,580)	(709)		(6,498)
Income tax benefit	¥ 44	$ 7	¥ 35	¥ 35